Loans - Recorded Investment by Loan Grade (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 5,692,132	$ 5,372,483	$ 5,271,857
Five Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	11,509	17,272
Five Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,707	5,322
Five Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,560	278
Five Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	272	216
Five Rated [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,048	23,088
Six Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	444	153
Six Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans		457
Six Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	41	1
Six Rated [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	485	611
Impaired [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	15,194	18,064
Impaired [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	28,426	18,142
Impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,866	1,324
Impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,732	19,059
Impaired [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	48,218	56,589
Purchased credit impaired [Member] | Commercial Financial Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	148
Purchased credit impaired [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,059
Purchased credit impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	503
Purchased credit impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	251
Purchased credit impaired [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Purchased credit impaired [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,961
Pass [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,050,094	1,022,377
Pass [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,253,603	1,147,969
Pass [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	172,172	124,188
Pass [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	427,584	374,847
Pass [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,299	3,029
Pass [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,905,752	2,672,410
Recorded Investment [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,077,389	1,057,866
Recorded Investment [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,287,795	1,171,890
Recorded Investment [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	176,101	125,790
Recorded Investment [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	430,880	394,123
Recorded Investment [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,299	3,029
Recorded Investment [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 2,974,464	$ 2,752,698